Taxation - Income Tax Expense (Benefit) (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
Income Tax Disclosure [Abstract]
Current	$ 22,474	136,047	84,851	34,615
Deferred	(3,924)	(23,753)	6,137	3,733
Income tax expense	$ 18,550	112,294	90,988	38,348